RISK MANAGEMENT - Loans and Financial Leases Collateral (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 212,922,513	$ 202,991,372
Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	182,282,743	173,819,116
Real Estate and Residential [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	44,107,484	43,957,463
Goods Given in Real Estate Leasing [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	13,711,408	12,753,175
Goods Given in Leasing Other Than Real Estate [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	6,155,570	5,900,913
Stand by Letter of Credit [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	756,572	668,205
Security Deposits [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	925,432	916,225
Guarantee Fund [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,285,350	3,003,688
Sovereign of the Nation [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0
Collection Rights [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,475,252	4,043,954
Other Collateral [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	8,824,837	8,894,582
Without Guarantee [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	100,040,838	93,680,911
Commercial Loans [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	92,768,553	94,600,648
Commercial Loans [member] | Real Estate and Residential [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	19,830,740	21,209,517
Commercial Loans [member] | Goods Given in Real Estate Leasing [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0
Commercial Loans [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0
Commercial Loans [member] | Stand by Letter of Credit [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	756,421	667,976
Commercial Loans [member] | Security Deposits [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	541,530	470,400
Commercial Loans [member] | Guarantee Fund [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	2,838,386	2,595,913
Commercial Loans [member] | Sovereign of the Nation [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0
Commercial Loans [member] | Collection Rights [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,430,882	3,992,592
Commercial Loans [member] | Other Collateral [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,881,957	4,118,947
Commercial Loans [member] | Without Guarantee [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	60,488,637	61,545,303
Consumer | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	39,700,670	31,993,381
Consumer | Real Estate and Residential [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,699,574	1,744,581
Consumer | Goods Given in Real Estate Leasing [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Consumer | Goods Given in Leasing Other Than Real Estate [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Consumer | Stand by Letter of Credit [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	151	229
Consumer | Security Deposits [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	321,814	369,689
Consumer | Guarantee Fund [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	155	138
Consumer | Sovereign of the Nation [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Consumer | Collection Rights [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	43,380	49,910
Consumer | Other Collateral [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,879,795	4,713,359
Consumer | Without Guarantee [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	32,755,801	25,115,475
Mortgages [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	23,983,283	22,870,685
Mortgages [member] | Real Estate and Residential [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	22,327,716	20,720,459
Mortgages [member] | Goods Given in Real Estate Leasing [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	227	243
Mortgages [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Stand by Letter of Credit [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Security Deposits [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Guarantee Fund [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Sovereign of the Nation [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Collection Rights [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Other Collateral [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	54,848	48,098
Mortgages [member] | Without Guarantee [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,600,492	2,101,885
Financial Leases [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	24,550,829	23,198,204
Financial Leases [member] | Real Estate and Residential [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	41	84
Financial Leases [member] | Goods Given in Real Estate Leasing [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	13,711,181	12,752,932
Financial Leases [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	6,155,570	5,900,913
Financial Leases [member] | Stand by Letter of Credit [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Financial Leases [member] | Security Deposits [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	7,794	0
Financial Leases [member] | Guarantee Fund [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	107,149	118,747
Financial Leases [member] | Sovereign of the Nation [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Financial Leases [member] | Collection Rights [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Financial Leases [member] | Other Collateral [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	33	20
Financial Leases [member] | Without Guarantee [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	4,569,061	4,425,508
Small Business Loan [member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,279,408	1,156,198
Small Business Loan [member] | Real Estate and Residential [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	249,413	282,822
Small Business Loan [member] | Goods Given in Real Estate Leasing [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Small Business Loan [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Small Business Loan [member] | Stand by Letter of Credit [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Small Business Loan [member] | Security Deposits [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	54,294	76,136
Small Business Loan [member] | Guarantee Fund [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	339,660	288,890
Small Business Loan [member] | Sovereign of the Nation [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Small Business Loan [member] | Collection Rights [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	990	1,452
Small Business Loan [member] | Other Collateral [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	8,204	14,158
Small Business Loan [member] | Without Guarantee [Member] | Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 626,847	$ 492,740